Intangible Asset - Schedule of Intangible Asset (Details) - MYR (RM)	12 Months Ended	18 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Net carrying amount
Net carrying amount	RM 88,759,218	RM 78,930,985
Supply/Service Agreements [Member]
Net carrying amount
Net carrying amount	22,039,678	20,446,448
Computer system [Member]
Net carrying amount
Net carrying amount	36,835,003	28,600,000
Goodwill [Member]
Net carrying amount
Net carrying amount	29,884,537	29,884,537
Cost [Member]
Cost
Cost	169,932,568	169,932,568
Additions		754,291
Written off/Impairment		(30,937,728)
Cost		139,749,131
Cost [Member] | Supply/Service Agreements [Member]
Cost
Cost	31,864,594	31,864,594
Additions
Written off/Impairment
Cost		31,864,594
Cost [Member] | Computer system [Member]
Cost
Cost	108,183,437	108,183,437
Additions
Written off/Impairment		(30,183,437)
Cost		78,000,000
Cost [Member] | Goodwill [Member]
Cost
Cost	29,884,537	29,884,537
Additions		754,291
Written off/Impairment		(754,291)
Cost		29,884,537
Accumulated amortisation [Member]
Accumulated amortisation
Accumulated Amortisation	(81,173,350)	(81,173,350)
Accumulated Amortisation	(53,301,712)	(53,301,712)
Charge for the period	(27,871,638)	(9,538,229)
Accumulated Amortisation	(81,173,350)
Written off		29,893,433
Accumulated Amortisation		(60,818,146)
Accumulated amortisation [Member] | Supply/Service Agreements [Member]
Accumulated amortisation
Accumulated Amortisation	(9,824,916)	(9,824,916)
Accumulated Amortisation	(6,638,457)	(6,638,457)
Charge for the period	(3,186,459)	(1,593,230)
Accumulated Amortisation	(9,824,916)
Written off
Accumulated Amortisation		(11,418,146)
Accumulated amortisation [Member] | Computer system [Member]
Accumulated amortisation
Accumulated Amortisation	(71,348,434)	(71,348,434)
Accumulated Amortisation	(46,663,255)	(46,663,255)
Charge for the period	(24,685,179)	(7,944,999)
Accumulated Amortisation	(71,348,434)
Written off		29,893,433
Accumulated Amortisation		(49,400,000)
Accumulated amortisation [Member] | Goodwill [Member]
Accumulated amortisation
Accumulated Amortisation
Accumulated Amortisation
Charge for the period
Accumulated Amortisation
Written off
Accumulated Amortisation